Investment Strategy - Enterprise Mergers and Acquisitions Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund intends to invest primarily in equity securities of companies believed to be likely acquisition targets within twelve to eighteen months. The Fund also may engage in arbitrage transactions by investing in the equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase (if it does not already hold) or increase its investment in the selling company’s securities, offering the Fund the possibility of returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company also may be purchased or sold short. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

The Fund may invest in companies of any size and from time to time may invest primarily in companies with large, medium, or small market capitalizations. The Fund generally invests in securities of U.S. companies, but also may invest its assets in foreign securities, including emerging market securities. The Fund may engage in various portfolio strategies, including using derivatives, to seek enhanced returns or to hedge investment risks.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants, and securities convertible into common stock, including convertible securities which are generally below investment grade. The Fund may also invest in debt securities, including debt securities which are below investment grade (“junk bonds”). It is expected that the Fund will engage in active or frequent trading of portfolio securities to achieve its investment objective.

In choosing investments, the Adviser searches for the best values on securities that it believes have the potential to achieve the Fund’s investment objective of capital appreciation. In seeking to identify companies that are likely to be acquisition targets, the Adviser considers, among other things, consolidation trends within particular industries, whether a particular industry or company is undergoing a fundamental change or restructuring, the Adviser’s assessment of the “private market value” of individual companies and the potential for an event or catalyst to occur that enhances a company’s underlying value. The “private market value” of a company is the value that the Adviser believes informed investors would be willing to pay to acquire the entire company. The Adviser seeks to limit risk of excessive loss of capital by utilizing various investment strategies, including investing in value oriented equity securities that should trade at a significant discount to the Adviser’s assessment of their private market value.

In evaluating arbitrage opportunities with respect to companies involved in publicly announced mergers or other corporate restructurings, the Adviser seeks to identify investments in companies where the discount from the stated or appraised value of the security significantly overstates the risk of the contingencies involved in completing the transaction, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the acquirer and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short term in nature, they will tend to increase the turnover rate of the Fund, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments. The Adviser may sell a security for a variety of reasons, such as when the security is selling in the public market at or near the Adviser’s estimate of its private market value or if the catalyst expected to happen fails to materialize.